Private Placement (Details) - USD ($)	9 Months Ended	10 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Private Placement [Member]
Private Placement (Details) [Line Items]
Placement units issued	54,000	565,375
Placement price per Units (in Dollars per share)	$ 10	$ 10
Gross proceeds (in Dollars)	$ 5,653,750	$ 5,653,750
Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Placement units issued		54,000